[Annotated Form N-Q]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06121

Morgan Stanley Pacific Growth Fund Inc.

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020

(Address of principal executive offices)                               (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments July 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common and Preferred Stocks (98.3%)

	Australia (8.4%)
	Airlines
343,138	Qantas Airways Ltd.	$840,562

	Apparel/Footwear
189,321	Billabong International Ltd.	1,079,021

	Beverages: Non-Alcoholic
170,550	Coca-Cola Amatil Ltd.	840,358

	Biotechnology
30,150	CSL Ltd.	539,427

	Containers/Packaging
165,250	Amcor Ltd.	795,684

	Financial Conglomerates
351,100	AMP Ltd.	1,545,161
249,100	Promina Group Ltd.	690,631
		2,235,792

	Major Banks
154,050	Australia and New Zealand Banking Group Ltd.	1,952,786
84,250	National Australia Bank Ltd.	1,577,133
		3,529,919

	Miscellaneous Commercial Services
119,550	Brambles Industries Ltd.	500,116

	Oilfield Services/Equipment
312,500	Downer EDI Ltd.	723,834

	Other Metals/Minerals
243,751	BHP Billiton Ltd.	2,254,951
62,600	Rio Tinto Ltd.	1,664,846
		3,919,797

	Property - Casualty Insurers
148,400	QBE Insurance Group Ltd.	1,299,941

	Total Australia	16,304,451

	China (0.3%)
	Food Retail
210,000	Lianhua Supermarket Holdings Ltd.	215,374

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China**	13,600

	Multi-Line Insurance
259,000	Ping An Insurance (Group) Co.*	330,374

	Total China	559,348

	Hong Kong (9.6%)
	Apparel/Footwear Retail
627,000	Esprit Holdings Ltd.	2,789,203

	Building Products
2,416,000	Asia Aluminum Holdings Ltd.	266,366

	Consumer Sundries
818,000	Moulin International Holdings Ltd.	482,385

	Electronic Equipment/Instruments
417,000	The Grande Holdings Ltd.	374,212

	Engineering & Construction
1,727,800	New World Development Co., Ltd.	1,395,459

	Industrial Conglomerates
180,000	Swire Pacific Ltd. (Class A)	1,199,938

	Industrial Specialties
157,000	Kingboard Chemical Holdings Ltd.	290,838

	Internet Software/Services
12,200	SINA Corp.*	345,870
2,537,000	Tom Online Inc.*	432,569
		778,439
	Oil & Gas Production
1,735,000	CNOOC Ltd.	834,092

	Oil Refining/Marketing
554,000	Sinopec Zhenhai Refining & Chemical Co., Ltd. (Class H)	589,483

	Real Estate Development
650,000	Great Eagle Holdings Ltd.	1,170,773
665,000	Henderson Land Development Co., Ltd.	2,924,145
386,000	HongKong Land Holdings Ltd.	702,520
1,273,000	Hysan Development Co., Ltd.	2,292,943
		7,090,381

	Regional Banks
366,000	Industrial & Commercial Bank of China (Asia) Ltd.	492,667

	Textiles
608,000	Fountain Set (Holdings) Ltd.	420,901

	Tools/Hardware
796,000	Techtronic Industries Co., Ltd.	1,183,734

	Wholesale Distributors
318,800	Li & Fung Ltd.	441,393

	Total Hong Kong	18,629,491

	India (2.8%)

	Electrical Products
127,300	Bharat Heavy Electricals Ltd.	1,496,516

	Motor Vehicles
115,000	Hero Honda Motors Ltd.	1,066,900

	Regional Banks
696,000	Union Bank of India Ltd.	923,296

	Steel
7,787	Jindal Steel & Power Ltd.	90,703
248,449	Welspun Gujarat Stahl Rohren Ltd.*	174,174
		264,877

	Textiles
670,000	Alok Industries Ltd.	828,106
284,000	Arvind Mills Ltd.*	466,799
83,000	Raymond Ltd.	361,111
		1,656,016

	Total India	5,407,605

	Indonesia (2.2%)
	Coal
8,432,000	PT Bumi Resources Tbk	529,880

	Construction Materials
2,426,500	PT Indocement Tunggal Prakarsa Tbk*	424,306

	Department Stores
778,000	PT Ramayana Lestari Sentosa Tbk	365,618

	Major Telecommunications
997,500	PT Telekomunikasi Indonesia Tbk	844,877

	Motor Vehicles
946,423	PT Astra International Tbk	574,060

	Regional Banks
1,910,000	PT Bank Central Asia TBK	391,393
3,599,500	PT Bank Mandiri	491,735
2,854,000	PT Bank Rakyat Indonesia	538,049
		1,421,177

	Total Indonesia	4,159,918

	Japan (51.1%)
	Auto Parts: O.E.M.
86,000	NIFCO Inc.	1,347,351

	Building Products
178,000	Sanwa Shutter Corp.	856,462

	Chemicals: Major Diversified
542,000	Mitsubishi Chemical Corp.	1,286,878

	Chemicals: Specialty
295,000	Daicel Chemical Industries, Ltd.	1,392,886
406,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,325,461
244,000	Kaneka Corp.	2,141,775
130,000	Shin-Etsu Polymer Co., Ltd.	744,761
		5,604,883

	Commercial Printing/Forms
98,000	Dai Nippon Printing Co., Ltd.	1,389,927
61,000	Nissha Printing Co., Ltd.	841,568
		2,231,495

	Computer Peripherals
97,500	Mitsumi Electric Co., Ltd.	1,060,145

	Computer Processing Hardware
427,000	Fujitsu Ltd.	2,649,789

	Electric Utilities
58,600	Tokyo Electric Power Co., Inc.	1,330,740

	Electrical Products
139,000	Furukawa Electric Co., Ltd.*	567,551

	Electronic Components
33,600	TDK Corp.	2,326,828

	Electronic Distributors
68,300	Ryosan Co., Ltd.	1,501,875

	Electronic Equipment/Instruments
55,500	Canon, Inc.	2,715,352
149,000	Casio Computer Co., Ltd.	2,022,133
25,900	Kyocera Corp.	2,003,238
201,000	Matsushita Electric Industrial Co., Ltd.	2,682,651
337,000	NEC Corp.	2,106,439
132,000	Ricoh Co., Ltd.	2,576,131
583,000	Toshiba Corp.	2,144,500
		16,250,444

	Electronics/Appliances
67,000	Fuji Photo Film Co., Ltd.	2,012,591
29,900	Rinnai Corp.*	884,711
208,500	Sansui Electric Co., LTD	56,255
52,900	Sony Corp.	1,860,230
		4,813,787

	Engineering & Construction
77,000	Kyudenko Corp.	370,492
264,000	Obayashi Corp.	1,258,387
37,000	Sanki Engineering Co., Ltd.	251,237
		1,880,116

	Finance/Rental/Leasing
97,300	Hitachi Capital Corp.	1,664,400

	Food Retail
69,800	FamilyMart Co., Ltd.	2,040,201

	Food: Meat/Fish/Dairy
80,000	Nippon Meat Packers, Inc.	977,786

	Food: Specialty/Candy
49,900	House Foods Corp.	662,401

	Home Building
233,000	Sekisui Chemical Co., Ltd.	1,680,601
146,000	Sekisui House, Ltd.	1,471,949
		3,152,550

	Home Furnishings
7,700	Sangetsu Co., Ltd.	188,016

	Industrial Conglomerates
340,000	Hitachi Ltd.	2,079,324

	Industrial Machinery
237,000	Amada Co., Ltd.	1,347,100
211,000	Daifuku Co., Ltd.	1,062,686

96,000	Daikin Industries Ltd.	2,369,997
56,700	Fuji Machine Mfg. Co., Ltd.	562,462
93,000	Fujitec Co., Ltd.	458,351
661,000	Mitsubishi Heavy Industries, Ltd.	1,729,931
268,000	Tsubakimoto Chain Co.	877,345
		8,407,872

	Industrial Specialties
65,000	Lintec Corp.	873,954
132,000	Toyo Ink Manufacturing Co., Ltd.	468,927
		1,342,881

	Major Telecommunications
333	Nippon Telegraph & Telephone Corp.	1,662,155

	Metal Fabrications
220,000	Minebea Co., Ltd.	941,811

	Miscellaneous Manufacturing
110,600	Kurita Water Industries Ltd.	1,569,627

	Motor Vehicles
287,400	Nissan Motor Co., Ltd.	3,106,887
119,900	Suzuki Motor Corp.	2,135,102
84,000	Toyota Motor Corp.	3,384,477
88,000	Yamaha Motor Co., Ltd.	1,349,402
		9,975,868

	Movies/Entertainment
39,700	TOHO Co., Ltd.	576,630

	Other Transportation
53,000	Mitsubishi Logistics Corp.	500,495

	Pharmaceuticals: Major
104,700	Sankyo Co., Ltd.	2,264,624

	Pharmaceuticals: Other
42,300	Ono Pharmaceutical Co., Ltd.	2,004,866
65,300	Yamanouchi Pharmaceutical Co., Ltd.	2,243,421
		4,248,287

	Railroads
351	East Japan Railway Co.	1,916,153

	Real Estate Development
118,000	Mitsubishi Estate Co., Ltd.	1,344,599

	Recreational Products
21,700	Nintendo Co., Ltd.	2,420,002
139,600	Yamaha Corp.	2,121,810
		4,541,812

	Semiconductors
10,000	Rohm Co., Ltd.	1,072,039

	Textiles
119,000	Nisshinbo Industries, Inc.	852,981
50,000	Teijin Ltd.	174,026
		1,027,007

	Wholesale Distributors
24,600	Hitachi High-Technologies Corp.	323,236
203,000	Mitsubishi Corp.	1,957,154
98,000	Nagase & Co., Ltd.	835,543
		3,115,933

	Total Japan	98,980,815

	New Zealand (0.5%)
	Forest Products
729,000	Carter Holt Harvey Ltd.	1,022,720

	Singapore (3.2%)
	Airlines
232,000	Singapore Airlines Ltd.	1,497,645

	Electronic Components
575,000	UniSteel Technology Ltd.	417,999
87,100	Venture Corp., Ltd.	820,599
		1,238,598

	Major Banks
209,000	Oversea - Chinese Banking Corp., Ltd.	1,555,801

	Real Estate Development
701,000	Capitaland Ltd.	640,052
144,400	City Developments Ltd.	512,265
		1,152,317

	Water Utilities
781,000	Hyflux Ltd.	667,677

	Total Singapore	6,112,038

	South Korea (8.9%)
	Airlines
67,700	Korean Air Co., Ltd.*	823,847

	Apparel/Footwear
61,060	Cheil Industries Inc.	714,365

	Automotive Aftermarket
152,540	Hankook Tire Co., Ltd.	1,147,632

	Department Stores
38,860	Hyundai Department Store Co., Ltd.	978,967

	Electronic Components
34,370	Samsung SDI Co., Ltd.	3,213,933

	Food: Specialty/Candy
9,140	Orion Corp.	577,592

	Industrial Machinery
28,740	Hyundai Mobis	1,207,522

	Investment Banks/Brokers
56,930	Daishin Securities Co., Ltd.	644,170
136,830	LG Investment & Securities Co., Ltd.	751,338
		1,395,508

	Regional Banks
86,080	Pusan Bank	467,522

	Semiconductors
10,939	Samsung Electronics Co., Ltd.	3,895,442
5,700	Samsung Electronics Co., Ltd. (Pref.)	1,401,879
		5,297,321

	Tobacco
22,490	KT&G Corp.	539,683

	Trucks/Construction/Farm Machinery
27,120	STX Shipbuilding Co., Ltd.	253,599

	Wireless Telecommunications
4,330	SK Telecom Co., Ltd.	587,933

	Total South Korea	17,205,424

	Taiwan (7.9%)
	Automotive Aftermarket
279,480	Cheng Shin Rubber Industry Co., Ltd.	355,508

	Computer Peripherals
243,440	Hon Hai Precision Industry Co., Ltd.	876,069

	Computer Processing Hardware
391,747	Acer Inc.	501,768

	Construction Materials
1,237,000	Taiwan Cement Corp.	543,277

	Electrical Products
594,960	Phoenixtec Power Co., Ltd.	541,826

	Electronic Components
270,000	Asia Vital Components Co., Ltd.	277,615
355,800	Infortrend Technology Inc.	836,193
612,000	Ya Hsin Industrial Co., Ltd.	729,941
		1,843,749

	Electronic Production Equipment
268,000	Waffer Technology Co., Ltd.	472,385

	Electronics/Appliance Stores
118,870	Largan Precision Co., Ltd.	792,699

	Electronics/Appliances
289,000	Tsann Kuen Enterprise Co., Ltd.	292,056

	Engineering & Construction
889,000	CTCI Corp.	472,706

	Financial Conglomerates
129,000	Cathay Financial Holding Co.	212,221
1,330,000	Taishin Financial Holdings Co., Ltd.	1,015,864
		1,228,085

	Industrial Specialties
218,028	Asia Optical Co. Inc.	979,973

	Investment Banks/Brokers
807,920	Polaris Securities Co., Ltd.*	356,016

	Major Banks
1,253,000	China Development Financial Holding Corp.	577,911

	Marine Shipping
422,460	Evergreen Marine Corp.	310,267

	Miscellaneous Manufacturing
154,800	Cather Technology Co., Ltd.	400,188
202,000	Chaun-Choung Technology Corp.	379,788
		779,976

	Packaged Software
156,000	Cyberlink Corp.	366,628
281,995	Springsoft Inc.	579,896
		946,524

	Regional Banks
1,376,696	Chinatrust Financial Holding Co., Ltd.	1,403,389

	Semiconductors
204,813	Faraday Technology Corp.	306,859
106,287	MediaTek Inc.	611,993
193,400	Novatek Microelectronics Corp., Ltd.	508,499
480,000	SunPlus Technology Co., Ltd.	620,447
		2,047,798

	Total Taiwan	15,321,982

	Thailand (3.4%)
	Airlines
421,600	Thai Airways International PCL (Alien Shares)	535,284

	Engineering & Construction
1,798,600	Italian-Thai Development PCL (Alien Shares)	400,172
1,816,000	Sino Thai Engineering & Construction PCL (Alien Shares)	410,631
		810,803

	Major Banks
541,587	Kasikornbank PCL (Alien Shares)*	622,137
314,813	Kasikornbank PCL (NVDR)*	355,925
		978,062

	Oil Refining/Marketing
113,300	PTT PCL (Alien Shares)	419,224

	Other Metals/Minerals
84,000	Banpu PCL (Alien Shares)	284,401

	Real Estate Development
4,182,800	Asian Property Development PCL (Alien Shares)	396,532

	Regional Banks
697,000	Bangkok Bank PCL (Alien Shares)*		1,601,330
1,603,700	Krung Thai Bank PCL (Alien Shares)		339,356
269,800	Siam Commercial Bank PCL (Alien Shares)		293,616
			2,234,302

	Wireless Telecommunications
195,700	Advanced Info Service PCL (Alien Shares)		454,346
171,000	Total Access Communication PCL (Alien Shares)*		471,960
			926,306

	Total Thailand		6,584,914

	Total Common and Preferred Stocks (Cost $179,469,541)		190,288,706

PRINCIPAL AMOUNT IN THOUSANDS
	Short Term Investment (1.2%)
	Repurchase Agreement

$2,339	Joint repurchase agreement account 1.35% due 08/02/04 (dated 07/30/04; proceeds $2,339,263) (a) (Cost $2,339,000)		2,339,000

	TOTAL INVESTMENTS (Cost $181,808,541) (b)	99.5%	192,627,706
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	937,483
	NET ASSETS	100.0%	$193,565,189

NVDR	Non Voting Depository Receipt.
*	Non - income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealize appreciation is $36,234,278 and the aggregate gross unrealized depreciation is $25,415,113  resulting in net unrealized appreciation of $10,819,165.

Morgan Stanley Pacific Growth Fund Inc.

Forward Foreign Currency Contract Open at July 31, 2004:

CONTRACT TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION

JPY	4,501,847	$40,539	08/02/04	$51

Currency Abbreviation:

JPY         Japanese Yen.

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments   July 31, 2004 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Airlines	$3,697,338	1.9%
Apparel/Footwear	1,793,386	0.9
Apparel/Footwear Retail	2,789,203	1.4
Auto Parts: O.E.M.	1,347,351	0.7
Automotive Aftermarket	1,503,140	0.8
Beverages: Non-Alcoholic	840,358	0.4
Biotechnology	539,427	0.3
Building Products	1,122,828	0.6
Chemicals: Major Diversified	1,286,878	0.7
Chemicals: Specialty	5,604,883	2.9
Coal	529,880	0.3
Commercial Printing/Forms	2,231,495	1.2
Computer Peripherals	1,936,214	1.0
Computer Processing Hardware	3,151,557	1.6
Construction Materials	967,583	0.5
Consumer Sundries	482,385	0.2
Containers/Packaging	795,684	0.4
Department Stores	1,344,585	0.7
Electric Utilities	1,330,740	0.7
Electrical Products	2,605,893	1.3
Electronic Components	8,623,108	4.5
Electronic Distributors	1,501,875	0.8
Electronic Equipment/Instruments	16,624,656	8.6
Electronic Production Equipment	472,385	0.2
Electronics/Appliance Stores	792,699	0.4
Electronics/Appliances	5,105,843	2.6
Engineering & Construction	4,559,084	2.4
Finance/Rental/Leasing	1,664,400	0.9
Financial Conglomerates	3,463,877	1.8
Food Retail	2,255,575	1.2
Food: Meat/Fish/Dairy	977,786	0.5
Food: Specialty/Candy	1,239,993	0.6
Forest Products	1,022,720	0.5
Home Building	3,152,550	1.6
Home Furnishings	188,016	0.1
Industrial Conglomerates	3,279,262	1.7
Industrial Machinery	9,615,394	5.0
Industrial Specialties	2,613,692	1.4
Internet Software/Services	778,439	0.4
Investment Banks/Brokers	1,751,524	0.9
Investment Trusts/Mutual Funds	13,600	0.0
Major Banks	6,641,693	3.4
Major Telecommunications	2,507,032	1.3
Marine Shipping	310,267	0.2
Metal Fabrications	941,811	0.5
Miscellaneous Commercial Services	500,116	0.3
Miscellaneous Manufacturing	2,349,603	1.2
Motor Vehicles	11,616,828	6.0
Movies/Entertainment	576,630	0.3
Multi-Line Insurance	330,374	0.2
Oil & Gas Production	834,092	0.4

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Oil Refining/Marketing	1,008,707	0.5
Oilfield Services/Equipment	723,834	0.4
Other Metals/Minerals	4,204,198	2.1
Other Transportation	500,495	0.3
Packaged Software	946,524	0.5
Pharmaceuticals: Major	2,264,624	1.2
Pharmaceuticals: Other	4,248,287	2.2
Property - Casualty Insurers	1,299,941	0.7
Railroads	1,916,153	1.0
Real Estate Development	9,983,829	5.2
Recreational Products	4,541,812	2.3
Regional Banks	6,942,353	3.6
Repurchase Agreement	2,339,000	1.2
Semiconductors	8,417,158	4.3
Steel	264,877	0.1
Textiles	3,103,924	1.6
Tobacco	539,683	0.3
Tools/Hardware	1,183,734	0.6
Trucks/Construction/Farm Machinery	253,599	0.1
Water Utilities	667,677	0.3
Wholesale Distributors	3,557,326	1.8
Wireless Telecommunications	1,514,239	0.8

	$192,627,706	99.5%

TYPE OF INVESTMENT	VALUE	PERCENT OF NET ASSETS

Common Stocks	$188,886,827	97.6%
Preferred Stock	1,401,879	0.7
Short-Term Investment	2,339,000	1.2

	$192,627,706	99.5%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley  Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004